Management of financial risk - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities
Customer deposits	¥ 1,350,171	¥ 405,853
Maximum guarantee exposure		3,041	¥ 116,509
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	818,246	2,312,504
Trade and other payables	1,498,755	1,259,301
Including: lease liabilities	177,196	140,694
Customer deposits	1,350,171	405,853
Non-derivative financial liabilities	3,667,172	3,977,658
Gross settled (foreign currency swaps) - (inflow)	(2,147,751)	(1,939,843)
Gross settled (foreign currency swaps) - outflow	2,338,722	2,105,723
Derivative financial liabilities	190,971	165,880
Total	3,858,143	4,143,538
Maximum guarantee exposure		6,603
Liquidity risk | Expected to be recognized within one year
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	818,246	2,312,504
Trade and other payables	1,158,593	834,600
Including: lease liabilities	65,094	90,098
Customer deposits	1,350,171	405,853
Non-derivative financial liabilities	3,327,010	3,552,957
Gross settled (foreign currency swaps) - (inflow)	(2,147,751)	(1,939,843)
Gross settled (foreign currency swaps) - outflow	2,338,722	2,105,723
Derivative financial liabilities	190,971	165,880
Total	3,517,981	3,718,837
Maximum guarantee exposure		6,603
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables	340,162	424,701
Including: lease liabilities	112,102	50,596
Non-derivative financial liabilities	340,162	424,701
Total	¥ 340,162	¥ 424,701